Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 49,005	$ 6,479	$ 6,558
Deferred	(1,743)	(667)	1,118
Income tax expense	$ 47,262	$ 5,812	$ 7,676
Effective tax rate	19.10%	6.80%	10.70%